Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE AS AT DECEMBER 31, 2021 at Dec. 31, 2019		$ 126,257,156	[1]	$ 16,461,333	$ 14,044,269	$ (174,517,769)	$ 23,022,845	$ 9,340,551	$ 14,608,385
Balance, shares at Dec. 31, 2019	[1]	7,000,027
Stock-based payment for consulting fee (Note 19)		$ 327,674	[1]	84,586					412,260
Stock-based payment for consulting fee (Note 19), shares	[1]	104,887
Exercise of non-employee warrants		$ 74,539	[1]	(74,539)
Exercise of non-employee warrants, shares	[1]	18,144
Exercise of Employee Stock Options (Note 19)		$ 1,305,577	[1]	(1,305,577)
Exercise of Employee Stock Options (Note 16), shares	[1]	72,414
Conversion of convertible notes (Note 16)		$ 2,065,693	[1]	(217,360)					1,848,333
Conversion of convertible notes (Note 16), shares	[1]	767,527
Insurance of ordinary shares for financing (Note 19)		$ 1,151,738	[1]						1,151,738
Insurance of ordinary shares for financing (Note 19), shares	[1]	507,936
Detachable warrant and beneficial conversion feature in connection with Convertible note (Note 16)			[1]	462,280					462,280
Net loss for the year			[1]			(17,694,775)		(636,433)	(18,331,208)
Round-up of fractional shares in connection with 6-for-1 reverse stock split			[1]
Round-up of fractional shares in connection with 6-for-1 reverse stock split, shares	[1]	2,911
Foreign currency translation (loss)			[1]				589,568	(63,247)	526,321
Employee stock incentive (Note 19)		$ 65,410	[1]	232,681					298,091
Employee stock incentive (Note 19), shares	[1]	13,110
BALANCE AS AT DECEMBER 31, 2022 at Dec. 31, 2020		$ 131,247,787	[1]	15,643,404	14,044,269	(192,212,544)	23,612,413	8,640,871	976,200
Balance, shares at Dec. 31, 2020	[1]	8,486,956
Stock-based payment for consulting fee (Note 19)		$ 187,390	[1]	72,706					260,096
Stock-based payment for consulting fee (Note 19), shares	[1]	62,000
Conversion of convertible notes (Note 16)		$ 1,739,768	[1]	(205,810)					1,533,958
Conversion of convertible notes (Note 16), shares	[1]	598,034
Insurance of ordinary shares for financing (Note 19)		$ 17,894,609	[1]						17,894,609
Insurance of ordinary shares for financing (Note 19), shares	[1]	4,340,740
Net loss for the year			[1]			(9,924,859)			(9,924,859)
Foreign currency translation (loss)			[1]				187,886	(37,777)	150,109
Employee stock incentive (Note 19)		$ 2,792,000	[1]						2,792,000
Employee stock incentive (Note 19), shares	[1]	200,000
Stock-based Compensation (Note 19)			[1]	158,070					158,070
Dissolve of variable interest entity and ordinary shares issued for acquisition of a wholly owned subsidiary		$ 1,800,000	[1]	6,778,713				(8,603,094)	(24,381)
Dissolve of variable interest entity and common stock issued for acquisition of a wholly owned subsidiary, shares	[1]	612,245
Ordinary shares issued for business acquisition		$ 5,436,456	[1]						5,436,456
Ordinary shares issued for business acquisition, shares	[1]	1,213,630
Minority shareholders’ contribution			[1]					(1,759)	(1,759)
Reversal of minority shareholders’ interest upon disposal of a subsidiary			[1]					1,759	1,759
BALANCE AS AT DECEMBER 31, 2022 at Dec. 31, 2021		$ 161,098,010	[1]	22,447,083	14,044,269	(202,137,403)	23,800,299	(1,759)	19,250,499
Balance, shares at Dec. 31, 2021	[1]	15,513,605
Stock-based payment for consulting fee (Note 19)		$ 188,650	[1]						188,650
Stock-based payment for consulting fee (Note 19), shares	[1]	20,000
Net loss for the year			[1]			(7,081,647)			(7,081,647)
Foreign currency translation (loss)			[1]				(881,398)		(881,398)
Ordinary shares issued for business acquisition		$ 118,137	[1]						118,137
Ordinary shares issued for business acquisition, shares	[1]	67,184
Minority shareholders’ contribution			[1]					(1,759)	(1,759)
Disposal of a wholly owned subsidiary			[1]		(3,835,183)	1,164,443	691,432		(1,979,308)
Reversal of minority shareholders’ interest upon disposal of a subsidiary			[1]					1,759	1,759
BALANCE AS AT DECEMBER 31, 2022 at Dec. 31, 2022		$ 161,404,797	[1]	$ 22,447,083	$ 10,209,086	$ (208,054,607)	$ 23,610,333		$ 9,616,692
Balance, shares at Dec. 31, 2022	[1]	15,600,789

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.